CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2025 CNY (¥) ¥ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares
Trading and manufacturing	$ 7,384		$ 9,549		$ 12,143
Engineering	5,881		5,834		5,797
Revenue	13,265		15,383		17,940
Cost of revenue:
Trading and manufacturing	(5,527)		(7,300)		(9,751)
Engineering	(4,064)		(3,629)		(4,328)
Cost of revenue	(9,591)		(10,929)		(14,079)
Gross profit	3,674		4,454		3,861
Operating expenses:
Finance costs			(1)		(7)
General and administrative expenses	(3,907)		(4,067)		(4,103)
Written off of property, plant and equipment	(3)		0		0
Operating Expenses	(3,910)		(4,068)		(4,110)
(LOSS) INCOME FROM OPERATION	(236)		386		(249)
Other income:
Interest income	82		96		37
Equity in income of affiliates	334		398		1,927
Other income, net	14		37		(20)
Total other income, net	430		531		1,944
INCOME BEFORE INCOME TAXES	194		917		1,695
Income tax (expense)	(27)		(72)		(45)
NET INCOME	167		845		1,650
Net (income) loss attributable to noncontrolling interests	(10)		(111)		178
Net income attributable to Euro Tech Holdings Company Limited	157		734		1,828
Other comprehensive income (loss):
Net income	167		845		1,650
Foreign currency adjustment loss	46		(19)		(9)
COMPREHENSIVE INCOME	213		826		1,641
Comprehensive income (loss) attributable to noncontrolling interests	(10)		(111)		195
Comprehensive income attributable to Euro Tech Holdings Company Limited	$ 203		$ 715		$ 1,836
Net income per ordinary share attributable to Euro Tech Holdings Company Limited- Basic and Diluted | $ / shares	$ 0.02		$ 0.10		$ 0.24
Weighted average common shares outstanding- Basic and Diluted | shares	7,603,354	7,603,354	7,716,993	7,716,993	7,726,118	7,726,118
ZHEJIANG TIANLAN [Member]
Revenue | ¥		¥ 295,615		¥ 348,465		¥ 325,176
Cost of revenue:
Cost of revenue | ¥		(238,092)		(270,659)		(215,400)
Gross profit | ¥		57,523		77,806		109,766
Operating expenses:
Operating Expenses | ¥		(4,614)		13,874		52,896
Other income:
Interest income | ¥		3,918		813		1,217
Other income, net | ¥		11,201		396		32,746
INCOME BEFORE INCOME TAXES | ¥		10,082		14,831		86,606
NET INCOME | ¥		9,195		14,466		70,537
Net (income) loss attributable to noncontrolling interests | ¥		3,160		302		366
Net income attributable to Euro Tech Holdings Company Limited | ¥		¥ 12,355		¥ 14,768		¥ 70,171
Other comprehensive income (loss):
Net income per ordinary share attributable to Euro Tech Holdings Company Limited- Basic and Diluted | ¥ / shares		¥ 0.11		¥ 0.18		¥ 0.85
Weighted average common shares outstanding- Basic and Diluted | shares	82,572,000	82,572,000	82,572,000	82,572,000	82,572,000	82,572,000
Selling, General and Administrative Expense | ¥		¥ (62,137)		¥ (63,932)		¥ (56,880)
Interest expense | ¥		(423)		(252)		(253)
Other losses | ¥		0		0		0
Income tax (expense) | ¥		¥ (887)		¥ (365)		¥ (16,069)